SCHEDULE OF INTANGIBLE ASSETS, NET (Details) (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
League Tournaments Rights [Member]
Indefinite-Lived Intangible Assets [Line Items]
Business acquisition	$ 75,528,298	$ 65,879,725